General - Financial informations Maximum exposure and Loss recognised of unconsolidated structured entities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of unconsolidated structured entities [line items]
Investments in MMF(Money Market Funds)	₩ 427,375	₩ 853,140
Asset securitization vehicle
Disclosure of unconsolidated structured entities [line items]
The maximum exposure to risks	8,739,034	970,628
Investment assets	8,518,101	648,700
Credit facilities and others	220,933	321,928
Loss recognized on unconsolidated structured entities	₩ 183	₩ 0
Disclosure of information about interests in structured entity	Unconsolidated structured entities classified as ‘asset securitization vehicles’ are entities that issue asset-backed securities, pay the principal and interest or distribute dividends on asset-backed securities through borrowings or profits from the management, operation and sale of securitized assets. The Group has been purchasing commitments of asset-backed securities or issuing asset-backed securities through credit grants, and recognizes related interest or fee revenue. There are entities that provide additional funding and conditional debt acquisition commitments before the Group’s financial support, but the Group is still exposed to losses arising from the purchase of financial assets issued by the structured entities when it fails to renew the securities.	Unconsolidated structured entities classified as ‘asset securitization vehicles’ are entities that issue asset-backed securities, pay the principal and interest or distribute dividends on asset-backed securities through borrowings or profits from the management, operation and sale of securitized assets. The Group has been purchasing commitments of asset-backed securities or issuing asset-backed securities through credit grants, and recognizes related interest or fee revenue. There are entities that provide additional funding and conditional debt acquisition commitments before the Group’s financial support, but the Group is still exposed to losses arising from the purchase of financial assets issued by the structured entities when it fails to renew the securities.
Asset securitization vehicle | Assets [member]
Disclosure of unconsolidated structured entities [line items]
Total asset of the unconsolidated structured entities	₩ 15,640,521	₩ 3,900,254
Assets recognised in entity's financial statements in relation to structured entities	8,518,101	648,700
Asset securitization vehicle | Financial assets at FVTPL
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	374,423	374,231
Asset securitization vehicle | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	3,878,882	163,808
Asset securitization vehicle | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	4,264,626	109,008
Asset securitization vehicle | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	0	0
Asset securitization vehicle | Derivative assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	170	1,653
Asset securitization vehicle | Derivative liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities	0
Asset securitization vehicle | Other liabilities (provisions)
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities	677	130
Asset securitization vehicle | Liabilities [member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities	677	130
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated purchase commitment	3,033,231	4,266,319
Structured finance [Member]
Disclosure of unconsolidated structured entities [line items]
The maximum exposure to risks	5,728,977	5,366,037
Investment assets	4,633,475	4,291,535
Credit facilities and others	1,095,502	1,074,502
Loss recognized on unconsolidated structured entities	₩ 11,872	₩ 6,079
Disclosure of information about interests in structured entity	Unconsolidated structured entities classified as ‘structured financing’ include real estate project financing investment vehicle, social overhead capital companies, and special purpose companies for ship (aircraft) financing. Each entity is incorporated as a separate company with a limited purpose in order to efficiently pursue business goals and the fund is raised by equity investment or loans from financial institutions and participating institutions. ‘Structured financing’ is a financing method for large-scale risky business, with investments made based on feasibility of the specific business or project, instead of credit of business owner or physical collaterals. The investors receive profits from the operation of the business. The Group recognizes interest revenue, profit or loss from assessment or transactions of financial instruments, or dividend income. With regard to uncertainties involving structured financing, there are entities that provide financial support such as additional fund, guarantees and prioritized credit grants prior to the Group’s intervention, but the Group is exposed to possible losses due to loss of principal from reduction in investment value or irrecoverable loans arising from failure to collect scheduled cash flows and cessation of projects.	Unconsolidated structured entities classified as ‘structured financing’ include real estate project financing investment vehicle, social overhead capital companies, and special purpose companies for ship (aircraft) financing. Each entity is incorporated as a separate company with a limited purpose in order to efficiently pursue business goals and the fund is raised by equity investment or loans from financial institutions and participating institutions. ‘Structured financing’ is a financing method for large-scale risky business, with investments made based on feasibility of the specific business or project, instead of credit of business owner or physical collaterals. The investors receive profits from the operation of the business. The Group recognizes interest revenue, profit or loss from assessment or transactions of financial instruments, or dividend income. With regard to uncertainties involving structured financing, there are entities that provide financial support such as additional fund, guarantees and prioritized credit grants prior to the Group’s intervention, but the Group is exposed to possible losses due to loss of principal from reduction in investment value or irrecoverable loans arising from failure to collect scheduled cash flows and cessation of projects.
Structured finance [Member] | Assets [member]
Disclosure of unconsolidated structured entities [line items]
Total asset of the unconsolidated structured entities	₩ 94,969,317	₩ 69,010,369
Assets recognised in entity's financial statements in relation to structured entities	4,633,475	4,291,535
Structured finance [Member] | Financial assets at FVTPL
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	5,021	167,271
Structured finance [Member] | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	46,478	41,378
Structured finance [Member] | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	4,579,367	4,072,321
Structured finance [Member] | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	0	5,958
Structured finance [Member] | Derivative assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	2,609	4,607
Structured finance [Member] | Derivative liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities	673
Structured finance [Member] | Other liabilities (provisions)
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities	863	963
Structured finance [Member] | Liabilities [member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities	1,536	963
Investment Funds
Disclosure of unconsolidated structured entities [line items]
The maximum exposure to risks	4,221,072	3,438,924
Investment assets	4,214,747	3,350,605
Credit facilities and others	6,325	88,319
Loss recognized on unconsolidated structured entities	₩ 71,309	₩ 25,454
Disclosure of information about interests in structured entity	Unconsolidated structured entities classified as ‘investment funds’ include investment trusts and private equity funds. An investment trust orders the investment and operation of funds to the trust manager in accordancewith trust contract with profits distributed to the investors. Private equity funds finances money required to acquire equity securities to enable direction of management and/or improvement of ownership structure, with profit distributed to the investors. The Group recognizes pro rata amount of valuation gain or loss on investment and dividend income as an investor and may be exposed to losses due to reduction in investment value.	Unconsolidated structured entities classified as ‘investment funds’ include investment trusts and private equity funds. An investment trust orders the investment and operation of funds to the trust manager in accordancewith trust contract with profits distributed to the investors. Private equity funds finances money required to acquire equity securities to enable direction of management and/or improvement of ownership structure, with profit distributed to the investors. The Group recognizes pro rata amount of valuation gain or loss on investment and dividend income as an investor and may be exposed to losses due to reduction in investment value.
Investment Funds | Assets [member]
Disclosure of unconsolidated structured entities [line items]
Total asset of the unconsolidated structured entities	₩ 94,675,732	₩ 44,629,638
Assets recognised in entity's financial statements in relation to structured entities	4,214,747	3,350,605
Investment Funds | Financial assets at FVTPL
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	3,550,532	2,922,716
Investment Funds | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	0	0
Investment Funds | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	71,662	39,955
Investment Funds | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	592,553	387,902
Investment Funds | Derivative assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	0	32
Investment Funds | Derivative liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities	0
Investment Funds | Other liabilities (provisions)
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities	0	0
Investment Funds | Liabilities [member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities	0	0
Real estate trust
Disclosure of unconsolidated structured entities [line items]
The maximum exposure to risks	115,212	65,722
Investment assets	54,662	22,402
Credit facilities and others	60,550	43,320
Loss recognized on unconsolidated structured entities	₩ 282	₩ 2,363
Disclosure of information about interests in structured entity	‘Real estate trust’ is to be entrusted the underlying property for the purpose of managing, disposing, operating or developing from the consignor who owns the property and distributes the proceeds achieved through the trust to the beneficiary. When the consignee does not fulfill his or her important obligations in the trust contract or it is, in fact, difficult to run the business, the Group may be exposed to the threat of compensating the loss.	‘Real estate trust’ is to be entrusted the underlying property for the purpose of managing, disposing, operating or developing from the consignor who owns the property and distributes the proceeds achieved through the trust to the beneficiary. When the consignee does not fulfill his or her important obligations in the trust contract or it is, in fact, difficult to run the business, the Group may be exposed to the threat of compensating the loss.
Real estate trust | Assets [member]
Disclosure of unconsolidated structured entities [line items]
Total asset of the unconsolidated structured entities	₩ 1,398,508	₩ 76,772
Assets recognised in entity's financial statements in relation to structured entities	54,662	22,402
Real estate trust | Financial assets at FVTPL
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	10,665	0
Real estate trust | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	0	0
Real estate trust | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	43,997	22,402
Real estate trust | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	0	0
Real estate trust | Derivative assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	0	0
Real estate trust | Derivative liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities	0
Real estate trust | Other liabilities (provisions)
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities	2,964	400
Real estate trust | Liabilities [member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities	₩ 2,964	₩ 400